CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Oil and natural gas sales	$ 91,310	$ 93,850	$ 497,417	$ 290,193	$ 87,098
Operating costs and expenses:
Lease operating expenses	13,772	8,412	44,678	26,333	20,398
Production and ad valorem taxes	5,717	5,175	30,619	18,066	6,663
Depletion and accretion expense	33,852	16,125	105,752	94,661	79,947
Impairments of long-lived assets					5,725
General and administrative expense	8,579	2,774	14,223	10,179	10,108
Total operating costs and expenses	61,920	32,486	195,272	146,960	122,193
Net operating income	29,390	61,364	302,145	143,233	(35,095)
Other income (expense):
Gain (loss) on derivatives - commodity derivatives	13,323	(28,395)	(25,324)	(32,389)	13,006
Interest expense	(339)	(525)	(1,989)	(2,385)	(1,841)
Gain on derivatives - common stock warrants	5,278		362
Total other income (expense)	18,262	(28,920)	(26,951)	(34,774)	11,165
Income before income taxes	47,652	32,444	275,194	108,459	(23,930)
Income tax expense	10,786		12,850
Net income	$ 36,866	$ 32,444	$ 262,344	$ 108,459	$ (23,930)
Net income per share:
Basic (in dollars per share)	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Diluted (in dollars per share)	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Weighted-average number of shares outstanding:
Weighted average common shares outstanding - basic (in shares)	133,002	132,923	132,923	132,923	132,923
Weighted average common shares outstanding - diluted (in shares)	133,002	132,923	133,074	132,923	132,923